Commitments and contingencies (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 16, 2024	Jun. 16, 2024	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments and contingencies
Number of demands			3
Glencore Operations Australia
Commitments and contingencies
Contractual commitment			$ 44,683		$ 44,683
Interest rate on guarantee liabilities	6.50%	2.75%	20.00%
Maximum | Glencore Operations Australia
Commitments and contingencies
Contractual commitment			$ 44,031
Registration Rights
Commitments and contingencies
Offering price				$ 50,000
Rehabilitation obligations
Commitments and contingencies
Total value of guarantees			$ 44,683		44,683	$ 0
Capital expenditure commitments				$ 10,749	$ 1,415	$ 0